Lease Commitments (Tables)	12 Months Ended
Jan. 03, 2016
Leases [Abstract]
Future Minimum Lease Payments for Capital Leases and for Operating Leases
At January 3, 2016, future minimum lease payments for capital leases and for operating leases with non-cancelable terms of more than one year were as follows (in millions):

Lease Commitments:	Capital	Operating
2016	$1.5	$22.2
2017	1.3	19.9
2018	1.4	16.9
2019	1.3	15.2
2020	1.1	14.6
Thereafter	4.0	77.1
Total minimum lease payments	10.6	$165.9
Less:
Imputed interest	(2.0)
Current portion	(1.2)
Present value of minimum capital lease payments, net of current portion	$7.4